UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%

	Shares	Value
Belgium — 1.1%
Anheuser-Busch InBev ADR	8,780	$965,273

Canada — 1.1%
Canadian Pacific Railway	5,430	958,395

Denmark — 1.7%
Novo Nordisk ADR	31,400	1,546,450

France — 1.7%
LVMH Moet Hennessy Louis Vuitton ADR	25,225	1,555,121

Germany — 0.5%
Infineon Technologies ADR	16,600	447,951

Netherlands — 1.9%
ASML Holding, Cl G	8,695	1,726,479

Switzerland — 4.7%
Nestle ADR	24,973	1,974,116
Novartis ADR	11,251	909,643
Roche Holding ADR	46,080	1,319,040

		4,202,799

United States — 86.9%

Consumer Discretionary — 8.0%
Amazon.com *	500	723,670
Comcast, Cl A	57,406	1,961,563
McDonald’s	5,973	934,058
NIKE, Cl B	13,360	887,639
Twenty-First Century Fox, Cl A	23,680	868,819
Twenty-First Century Fox, Cl B	9,416	342,460
Walt Disney	14,362	1,442,519

		7,160,728

Consumer Staples — 15.4%
Altria Group	42,742	2,663,681
Coca-Cola	58,212	2,528,147
Estee Lauder, Cl A	15,132	2,265,563
Kraft Heinz	2,670	166,314
PepsiCo	15,220	1,661,263

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Consumer Staples — (continued)
Philip Morris International	45,064	$4,479,362

		13,764,330

Energy — 6.9%
Chevron	18,097	2,063,782
ConocoPhillips	16,124	955,992
Enterprise Products Partners (A)	30,080	736,358
Exxon Mobil	32,593	2,431,764

		6,187,896

Financials — 17.5%
American Express	17,785	1,658,985
Berkshire Hathaway, Cl B *	1,809	360,860
BlackRock, Cl A	4,660	2,524,415
Chubb	17,356	2,373,780
Intercontinental Exchange	16,800	1,218,336
JPMorgan Chase	29,359	3,228,609
S&P Global	7,033	1,343,725
State Street	20,815	2,075,880
Wells Fargo	16,505	865,027

		15,649,617

Health Care — 5.3%
Abbott Laboratories	28,515	1,708,619
AbbVie	22,563	2,135,588
UnitedHealth Group	4,475	957,650

		4,801,857

Industrials — 4.7%
Union Pacific	10,703	1,438,804
United Technologies	14,446	1,817,596
Verisk Analytics, Cl A *	9,000	936,000

		4,192,400

Information Technology ^— 26.9%
Alphabet, Cl C *	3,325	3,430,702
Apple	32,044	5,376,342
Automatic Data Processing	4,050	459,594
Facebook, Cl A *	28,800	4,601,952
Microsoft	50,485	4,607,766
Texas Instruments	33,676	3,498,600

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Information Technology — (continued)
Visa, Cl A	17,775	$2,126,245

		24,101,201

Materials — 2.2%
Air Products & Chemicals	5,209	828,387
Praxair	7,858	1,133,910

		1,962,297

		77,820,326

TOTAL COMMON STOCK (Cost $43,580,818)		89,222,794

SHORT-TERM INVESTMENTS — 0.1% (B)

JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class, 1.210%	55,010	55,010
SEI Daily Income Trust Government Fund, Cl A, 1.390%	89,161	89,161

TOTAL SHORT-TERM INVESTMENTS (Cost $144,171)		144,171

TOTAL INVESTMENTS— 99.7% (Cost $43,724,989)		$89,366,965

Percentages are based on Net Assets of $89,600,878.

*	Non-income producing security.
^	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered a Master Limited Partnership. At March 31, 2018, such securities amounted to $736,358, or 0.8% of Net Assets.
(B)	Rate shown is the 7-day effective yield as of March 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period ended March 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2018, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2018
(Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 25, 2018